Related Party	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
On February 5, 2026, the Company entered into a Tax Credit Transfer Agreement to purchase $22.5 million of renewable energy tax credits from EEV TCT Holdco, Inc., a subsidiary of Geronimo Power Holdings, LLC, a Brookfield Renewable portfolio company that develops solar power plants. The Company purchased the tax credits from EEV TCT for $20.7 million and recorded a $1.8 million income tax benefit on the Consolidated Statement of Operations. The Company made cash payments for these tax credits of $8.3 million and $20.7 million for the three and six months ended June 30, 2026, respectively.

The Company holds a 50% interest in Antwerp Container Company ("ACC"), a container depot in Antwerp. The Company's original equity investment in ACC of $1.9 million is included in Other assets on the Consolidated Balance Sheets. The Company enters into contractual agreements with ACC in the ordinary course of business to repair equipment returned off lease and store equipment when it is not on lease. The Company also sells equipment to ACC periodically in arm’s length transactions.

The Company's ultimate parent, Brookfield Corporation, holds an interest in a joint venture which owns containers in securitization portfolios. The Company serves as manager of the containers in the joint venture, and received management fees of $6.2 million and $7.1 million for the three months ended June 30, 2026 and 2025, respectively, and $11.6 million and $7.1 million for the six months ended June 30, 2026 and 2025, respectively.
The Company holds a 50% interest in Tristar Container Services (Asia) Private Limited ("Tristar"), which is primarily engaged in the selling and leasing of container equipment in the domestic and short sea markets in India. The Company's equity investment in Tristar is included in Other assets on the Consolidated Balance Sheets. The Company received payments on finance leases with Tristar of $0.4 million and $0.5 million for the three months ended June 30, 2026 and 2025, respectively, and $0.8 million and $1.0 million for the six months ended June 30, 2026 and 2025, respectively. The Company has a finance lease receivable balance with Tristar of $1.6 million and $2.2 million as of June 30, 2026 and December 31, 2025, respectively.